Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	NEW WORLD FUND INC
Central Index Key	0001073330
Amendment Flag	false
Document Creation Date	Dec. 30, 2015
Document Effective Date	Jan. 01, 2016
Prospectus Date	Jan. 01, 2016
NEW WORLD FUND® | Class A
Prospectus:
Trading Symbol	NEWFX
NEW WORLD FUND® | Class R-1
Prospectus:
Trading Symbol	RNWAX
NEW WORLD FUND® | Class R-2
Prospectus:
Trading Symbol	RNWBX
NEW WORLD FUND® | Class R-3
Prospectus:
Trading Symbol	RNWCX
NEW WORLD FUND® | Class R-4
Prospectus:
Trading Symbol	RNWEX
NEW WORLD FUND® | Class R-5
Prospectus:
Trading Symbol	RNWFX
NEW WORLD FUND® | Class B
Prospectus:
Trading Symbol	NEWBX
NEW WORLD FUND® | Class C
Prospectus:
Trading Symbol	NEWCX
NEW WORLD FUND® | Class F-1
Prospectus:
Trading Symbol	NWFFX
NEW WORLD FUND® | Class 529-A
Prospectus:
Trading Symbol	CNWAX
NEW WORLD FUND® | Class 529-B
Prospectus:
Trading Symbol	CNWBX
NEW WORLD FUND® | Class 529-C
Prospectus:
Trading Symbol	CNWCX
NEW WORLD FUND® | Class 529-E
Prospectus:
Trading Symbol	CNWEX
NEW WORLD FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CNWFX
NEW WORLD FUND® | Class F-2
Prospectus:
Trading Symbol	NFFFX
NEW WORLD FUND® | Class R-6
Prospectus:
Trading Symbol	RNWGX
NEW WORLD FUND® | Class R-2E
Prospectus:
Trading Symbol	RNEBX
NEW WORLD FUND® | Class R-5E
Prospectus:
Trading Symbol	RNWHX